Stockholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Schedule of warrant activity

	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Warrants outstanding at December 31, 2022	7,954,620	$9.63	4.46
Warrants exercised	(100,000)	3.90
Warrants outstanding at September 30, 2023	7,854,620	$9.70	3.97
Warrants outstanding at December 31, 2023	7,854,620	$9.70	3.72
Warrants granted	674,146	1.78
Warrants outstanding at September 30, 2024	8,528,766	$9.08	3.16

		Weighted	Average Remaining
	Warrant Outstanding	Average Exercise Price	Contractual Life (Years)
Warrants outstanding at December 31, 2021	114,924	$3.90	5.90
Warrants granted	1,988,973	4.84
Warrants received in merger	5,749,993	11.50
Merger adjustment to prior year	152,730	3.90
Warrants exercised	(52,000)	3.90
Warrants outstanding at December 31, 2022	7,954,620	9.63	4.72
Warrants exercised	(100,000)	3.90
Warrants outstanding at December 31, 2023	7,854,620	$9.70	3.72

Schedule of option activity

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Options outstanding at December 31, 2022	1,759,599	$3.90	9.35
Options granted	825,000	1.26
Options outstanding at September 30, 2023	2,584,599	$3.06	8.97
Options outstanding at December 31, 2023	2,584,599	$3.06	8.71
Options granted	1,292,871	1.96
Options expired or cancelled or forfeited	(8,500)	2.11
Options outstanding at September 30, 2024	3,868,970	$2.69	7.72
Options vested and exercisable at September 30, 2024	3,863,970	$2.69

		Weighted	Average Remaining
	Option Outstanding	Average Exercise Price	Contractual Life (Years)
Options outstanding at December 31, 2021	—	$—
Options granted	1,759,599	3.90
Options outstanding at December 31, 2022	1,759,599	3.90	9.35
Options granted	825,000	1.26
Options outstanding at December 31, 2023	2,584,599	$3.06	8.71